Other gains	12 Months Ended
Jun. 30, 2025
Other Gains
Other gains	5. Other gains
	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Australian solar projects	-	32	31
Other gains	16	57	-
Total other gains	16	89	31